RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	May 27, 2024	May 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Jul. 31, 2024	Jul. 26, 2024
IfrsStatementLineItems [Line Items]
Deposit to related company			$ 34,579		$ 34,579
Capital raise		$ 8,000,000.0
Convertible debts			4,350,000		$ 3,743,000	3,269,000
Borrowings, interest rate					8.00%
Accrued interest			664,066		$ 347,342	80,822
Total outstanding amount			2,383,673		1,930,993	2,328,926
Principal amount						1,060,712
Key management personnel compensation salaries			174,731
Key management personnel compensation expense reimbursement			126,639		23,919
Key management personnel compensation other payables						12,135
Key management personnel compensation accruals					23,919
Increase decrease in related company				(3,560)	(39,815)	(41,532)
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Due to immediate holding company	$ 6,059,142				5,345,929	506
Advance deposits					$ 8,000,000
Capital raise	8,000,000
Convertible debts	$ 1,940,858		$ 517,535				$ 517,535
Borrowings, interest rate			8.00%		8.00%
Principal amount			$ 2,346,391	$ 2,814,483	$ 1,664,483	2,250,000
Accrued interest			37,282		266,510	78,926
Total outstanding amount			$ 2,383,673		$ 1,930,993	2,328,926
Borrowings, maturity			Maturity date of the loans was extended to 30 September 2024 in May 2024 and was further extended to 30 November 2024 in September 2024
Diginex Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Convertible debts			$ 1,000,000				1,000,000
Borrowings, interest rate			8.00%		8.00%
Principal amount			$ 1,000,000		$ 1,000,000
Accrued interest					140,931	60,712
Principal amount					1,000,000	1,000,000
Total outstanding amount					1,140,931	1,060,712
Write off					$ 81,347
Increase decrease in related company						$ 41,532
Working Capital Innovation Fund II L.P. [member]
IfrsStatementLineItems [Line Items]
Convertible debts			$ 482,465				482,465
Principal amount							$ 482,465	$ 482,465